Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2011	$ 30,937	$ 398,094	$ 546,757	$ (564,091)	$ 1,987	$ 413,684
Net income			89,304			89,304
Dividends paid			(13,026)			(13,026)
Stock awards and exercise of stock options (Note 4)	652	38,893		(16,085)		23,460
Purchases of treasury stock (Note 20)				(60,624)		(60,624)
Other		377		68	48	493
Balance at Dec. 31, 2012	31,589	437,364	623,035	(640,732)	2,035	453,291
Net income			77,227			77,227
Dividends paid			(14,148)			(14,148)
Stock awards and exercise of stock options (Note 4)	656	44,366		(18,851)		26,171
Purchases of treasury stock (Note 20)				(92,911)		(92,911)
Other		(719)		(140)	119	(740)
Balance at Dec. 31, 2013	32,245	481,011	686,114	(752,634)	2,154	448,890
Net income			99,317			99,317
Dividends paid			(14,255)			(14,255)
Stock awards and exercise of stock options (Note 4)	809	61,469		(31,237)		31,041
Purchases of treasury stock (Note 20)				(110,019)		(110,019)
Retirement of warrants		(2,645)				(2,645)
Other	283	(990)		(395)	129	(973)
Balance at Dec. 31, 2014	$ 33,337	$ 538,845	$ 771,176	$ (894,285)	$ 2,283	$ 451,356